UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22712

Premier Multi-Series VIT

(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York	10019
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna—

1633 Broadway, New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31, 2013

Date of reporting period: June 30, 2013

ITEM 1.	REPORT TO SHAREHOLDERS

Premier Multi-Series VIT

NFJ Dividend Value Portfolio

Semiannual Report

June 30, 2013

NFJ Dividend Value Portfolio

(unaudited)

For the period of January 1, 2013 through June 30, 2013, as provided by Jeff Reed, CFA, Portfolio Manager.

For the six-month period ended June 30, 2013, NFJ Dividend Value Portfolio (the “Portfolio”) returned 13.97%, on Net Asset Value (“NAV”), underperforming its benchmark, the Russell 1000 Value Index (the “benchmark index”), which returned 15.90% during the reporting period.

The first half of 2013 was quite strong for the equity markets. Driven by better-than-expected data from the US labor market, positive housing market data and the Federal Reserve’s (the “Fed”) commitment to monetary easing, the S&P 500 Index reached a record high, exceeding 1,600 for the first time in early May. Leading up to and following Fed Chairman Ben Bernanke’s testimony before Congress on May 22, markets began to reflect heightened uncertainty surrounding the timing of Fed “tapering” (i.e., beginning of a reduction in the amount of monetary stimulus). Although first quarter of 2013 real Gross Domestic Product (“GDP”), the value of goods and services produced in the country, the broadest measure of economic activity and principal indicator of economic performance, was revised sharply lower to +1.8% from the original estimate of +2.5%, investors began to question whether the Fed might begin to taper prematurely. These tapering fears caused many investors to shy away from interest rate sensitive assets, such as fixed income, utilities, REITs (Real Estate Investment Trusts) and MLPs (Master Limited Partnerships), as well as markets that are typically perceived as risky. The CBOE (Chicago Board Options Exchange) Volatility Index, a barometer of expected stock volatility, ticked higher late in the reporting period. June ended a seven-month streak of positive returns for the S&P 500. However, equities held up well in comparison to fixed income securities, as 10-Year US Treasuries traded 10.6% off the highs reached in early May. Companies in the S&P 500 sustained a pattern of dividend growth, with aggregate dividend payments reaching $319.8 billion over the trailing 12 months, marking a ten-year high. Additionally, the number of corporations that paid a dividend in the past 12 months achieved a new fourteen-year high of 409 or 81.8% of the index. Dividend payers continued a protracted period of underperformance during the reporting period.

The benchmark index generated a sizable return during the period, with high dispersion among sector returns. The weakest sector (materials) lagged the strongest sector (information technology) by over 28 percentage points. All sectors generated a positive return for the period, with the exception of the materials sector. The materials, telecommunication services, and energy sectors were the worst performing sectors. In contrast, the information technology, health care, and consumer discretionary sectors recorded the strongest results.

Sector allocation and stock selection detracted

The Portfolio’s relative underperformance versus the benchmark index was attributable to sector allocation and stock section, as well as a small allocation to cash, which was a drag in an upward-rising equity market.

In terms of stock selection, the Portfolio’s holdings in the consumer discretionary, financials, and industrials sectors were the largest contributors to performance during the six-month period. This was offset by the Portfolio’s holdings in the energy, materials, and health care sectors.

From a sector allocation perspective, an overweighting in information technology, combined with underweightings in utilities and telecommunication services, contributed to the Portfolio’s relative returns during the reporting period. An overweighting to the materials sector and an underweighting to financials detracted the most from results.

Sector weight deviations are a result of the Sub-Adviser’s bottom-up investment process. On average, during the reporting period, the Portfolio’s largest overweightings relative to the benchmark index were in the information technology, materials, and energy sectors, whereas the largest relative underweightings were in the financials, utilities, and industrials sectors.

Cumulative Total Return for the period ended June 30, 2013

	6 Month	Since Inception†
NFJ Dividend Value Portfolio	13.97%	17.16%
Russell 1000 Value Index ††	15.90%	21.97%

†	The Portfolio commenced operations on 8/30/12. Benchmark return comparisons began on the Portfolio’s inception date.
††	The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an index.

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, please call 1-800-498-5413. Returns do not reflect deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. The Portfolio’s expense ratio is 1.25%. Expense ratio information is as of the Portfolio’s current prospectus dated May 1, 2013, as supplemented to date.

NFJ Dividend Value Portfolio

(unaudited)

Shareholder Expense Example

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Expenses Paid During the Period
Actual Performance	$1,000.00	$1,139.70	$6.63
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,018.60	$6.26

Expenses are equal to the annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365.

Industry Allocation (as of June 30, 2013)		Growth of $10,000

Oil, Gas & Consumable Fuels	15.2%
Pharmaceuticals	10.6%
Commercial Banks	8.4%
Insurance	6.2%
Aerospace & Defense	4.4%
Software	4.3%
Diversified Financial Services	4.0%
Semiconductors & Semiconductor Equipment	3.9%
Other	41.1%
Cash & Equivalents — Net	1.9%

Important Information

NFJ Dividend Value Portfolio

(unaudited)

Premier Multi-Series VIT (the “Trust”) currently consists of the NFJ Dividend Value Portfolio (the “Portfolio”), the initial fund in the Trust. The Portfolio currently offers of one share class. Shares of the Portfolio are currently only offered for purchase by insurance-dedicated fund-of-funds vehicles sponsored by Allianz Life Insurance Company of North America.

The following disclosure provides important information regarding the Portfolio’s Shareholder Expense Example, which appears on the Portfolio Summary page in this Semiannual report. Please refer to this information when reviewing the Shareholder Expense Example for the Portfolio.

Shareholder Expense Example

Shareholders of a Portfolio incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. The Shareholder Expense Example is intended to help shareholders understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on an investment of $1,000.00 at the beginning of the period, as indicated, and held for the entire period through June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table for “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information for “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Proxy Voting

The investment manager and sub-adviser have adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request by calling 1-800-498-5413, on the Allianz Global Investors Distributors website at us. allianzgi.com and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Form N-Q

The Trust files its complete schedule of the portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s website at http://www.sec.gov. A copy of the Trust’s Form N-Q is available without charge, upon request, by calling 1-800-498-5413. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Investments

NFJ Dividend Value Portfolio

June 30, 2013 (unaudited)

Shares		Value
	COMMON STOCK-98.1%
	Aerospace & Defense-4.4%
19,300	Lockheed Martin Corp.	$2,093,278
24,500	Northrop Grumman Corp.	2,028,600

		4,121,878

	Automobiles-2.9%
178,100	Ford Motor Co.	2,755,207

	Beverages-2.0%
39,900	Molson Coors Brewing Co., Class B	1,909,614

	Capital Markets-2.1%
23,900	Ameriprise Financial, Inc.	1,933,032

	Chemicals-2.0%
36,400	EI du Pont de Nemours & Co.	1,911,000

	Commercial Banks-8.4%
116,200	Fifth Third Bancorp	2,097,410
27,500	PNC Financial Services Group, Inc.	2,005,300
91,300	Wells Fargo & Co.	3,767,951

		7,870,661

	Communications Equipment-3.9%
79,500	Cisco Systems, Inc.	1,932,645
35,300	Harris Corp.	1,738,525

		3,671,170

	Consumer Finance-1.5%
24,900	SLM Corp.	1,414,417

	Diversified Financial Services-4.0%
71,200	JPMorgan Chase & Co.	3,758,648

	Diversified Telecommunications Services-1.8%
48,200	AT&T, Inc.	1,706,280

	Electric Utilities-1.8%
37,900	American Electric Power Co., Inc.	1,697,162

	Energy Equipment & Services-1.9%
30,400	Ensco PLC, Class A	1,766,848

	Food & Staples Retailing-2.0%
24,900	Wal-Mart Stores, Inc.	1,854,801

	Health Care Equipment & Supplies-2.0%
37,400	Medtronic, Inc.	1,924,978

	Household Durables-2.0%
70,800	Newell Rubbermaid Inc.	1,858,500

	Industrial Conglomerates-1.9%
76,900	General Electric Co.	1,783,311

See accompanying Notes to Financial Statements	5

Schedule of Investments

NFJ Dividend Value Portfolio

June 30, 2013 (unaudited) (continued)

Shares		Value
	COMMON STOCK (continued)
	Insurance-6.2%
40,100	Allstate Corp.	$1,929,612
42,400	MetLife, Inc.	1,940,224
24,700	Travelers Cos., Inc.	1,974,024

		5,843,860

	Leisure Equipment & Products-2.0%
42,400	Mattel, Inc.	1,921,144

	Metals & Mining-1.8%
44,200	Barrick Gold Corp.	695,708
36,300	Freeport-McMoRan Copper & Gold, Inc.	1,002,243

		1,697,951

	Office Electronics-2.1%
218,000	Xerox Corp.	1,977,260

	Oil, Gas & Consumable Fuels-15.2%
15,200	Chevron Corp.	1,798,768
58,700	ConocoPhillips	3,551,350
39,667	HollyFrontier Corp.	1,696,954
55,900	Marathon Oil Corp.	1,933,022
25,800	Royal Dutch Shell PLC ADR	1,646,040
75,400	Total S.A. ADR	3,671,980

		14,298,114

	Paper & Forest Products-1.9%
40,300	International Paper Co.	1,785,693

	Pharmaceuticals-10.6%
50,500	AstraZeneca PLC ADR	2,388,650
24,100	Johnson & Johnson	2,069,226
42,700	Merck & Co., Inc.	1,983,415
68,700	Pfizer, Inc.	1,924,287
41,400	Teva Pharmaceutical Industries Ltd. ADR	1,622,880

		9,988,458

	Real Estate Investment Trust-1.5%
114,000	Annaly Capital Management, Inc.	1,432,980

	Semiconductors & Semiconductor Equipment-3.9%
153,400	Intel Corp.	3,715,348

	Software-4.3%
71,800	CA, Inc.	2,055,634
57,500	Microsoft Corp.	1,985,475

		4,041,109

	Specialty Retail-2.0%
117,700	Staples, Inc.	1,866,722

	Tobacco-2.0%
39,300	Reynolds American, Inc.	1,900,941

	Total Investments (cost-$85,269,439)-98.1%	92,407,087
	Other assets less liabilities-1.9%	1,829,201

	Net Assets-100.0%	$94,236,288

See accompanying Notes to Financial Statements	6

Schedule of Investments

NFJ Dividend Value Portfolio

June 30, 2013 (unaudited)(continued)

Notes to Schedule of Investments:

(a) Fair Value Measurements - See Note 1(b) in the Notes to Financial Statements.

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/13
Investments in Securities - Assets
Common Stock	$92,407,087	—	—	$92,407,087

At June 30, 2013, there were no transfers between Levels1 and 2.

Glossary:

ADR - American Depositary Receipt

See accompanying Notes to Financial Statements	7

Statement of Assets and Liabilities

NFJ Dividend Value Portfolio

June 30, 2013 (unaudited)

Assets:
Investments, at value (cost-$85,269,439)	$92,407,087
Cash	167,122
Receivable for investments sold	2,097,648
Dividends receivable (net of foreign withholding tax)	252,760
Deferred offering costs	12,912
Tax reclaims receivable	32,773

Total Assets	94,970,302

Liabilities:
Payable for investments purchased	516,926
Payable to Investment Manager (See Note 3)	118,862
Investment management fees payable	55,625
Servicing fees payable	19,866
Accrued expenses	22,735

Total Liabilities	734,014

Net Assets	$94,236,288

Net Assets consist of:
Shares of beneficial interest:
Par value ($0.00001 per share)	$81
Paid-in-capital in excess of par	82,781,635
Undistributed net investment income	1,038,171
Accumulated net realized gain	3,278,753
Net unrealized appreciation	7,137,648

Net Assets	$94,236,288

Shares Issued and Outstanding	8,115,389

Net Asset Value and Redemption Price Per Share	$11.61

See accompanying Notes to Financial Statements	8

Statement of Operations

NFJ Dividend Value Portfolio

Six Months ended June 30, 2013 (unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $25,618)	$1,663,367
Interest	132

Total Investment Income	1,663,499

Expenses:
Investment management	326,228
Servicing	116,510
Offering	38,314
Recoupment (See Note 4)	36,403
Custodian and accounting agent	23,444
Registration	11,745
Audit and tax services	11,170
Trustees	8,462
Legal	5,685
Miscellaneous	4,589

Total Expenses	582,550

Net Investment Income	1,080,949

Realized and Change in Unrealized Gain:
Net realized gain on investments	3,278,776
Net change in unrealized appreciation/depreciation of investments	7,741,526
Net realized and change in unrealized gain	11,020,302

Net Increase in Net Assets Resulting from Investment Operations	$12,101,251

See accompanying Notes to Financial Statements	9

Statement of Changes in Net Assets

NFJ Dividend Value Portfolio

	Six Months ended June 30, 2013 (unaudited)	For the period August 30, 2012* through December 31, 2012
Investment Operations:
Net investment income	$1,080,949	$569,957
Net realized gain	3,278,776	168,737
Net change in unrealized appreciation/depreciation	7,741,526	(603,878)

Net increase in net assets resulting from investment operations	12,101,251	134,816

Dividends and Distributions to Shareholders from:
Net investment income	(684,175)	—
Net realized capital gains	(168,760)	—

Total dividends and distributions to shareholders	(852,935)	—

Share Transactions:
Net proceeds from the sale of shares	1,680,851	86,814,761
Issued in reinvestment of dividends and distributions	852,935	—
Cost of shares redeemed	(5,890,724)	(704,667)
Net increase (decrease) from Portfolio share transactions	(3,356,938)	86,110,094

Total Increase in Net Assets	7,891,378	86,244,910

Net Assets:
Beginning of period	86,344,910	100,000

End of period*	$94,236,288	$86,344,910

*Including undistributed net investment income of:	$1,038,171	$641,397

Shares Issued and Redeemed:
Issued	153,638	8,459,301
Issued in reinvestment of dividends and distributions	74,363	—
Redeemed	(512,481)	(69,432)

Net increase (decrease )	(284,480)	8,389,869

*	Commencement of operations.

See accompanying Notes to Financial Statements	10

Financial Highlights

NFJ Dividend Value Portfolio

For a share outstanding throughout each period:

	Six Months ended June 30, 2013 (unaudited)		For the period August 30, 2012* through December 31, 2012
Net asset value, beginning of period	$10.28		$10.00
Investment Operations:
Net investment income	0.13		0.07
Net realized and change in unrealized gain	1.30		0.21	(4)

Total from investment operations	1.43		0.28

Dividends and Distributions to Shareholders from:
Net investment income	(0.08)		—
Net realized gains	(0.02)		—
Total dividends and distributions to shareholders	(0.10)		—

Net asset value, end of period	$11.61		$10.28

Total Return (1)	13.97%		2.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$94,236		$86,345
Ratio of expenses to average net assets with fee waiver/reimbursement (3)	1.25	%(5)	1.25	%(2)
Ratio of expenses to average net assets without fee waiver/reimbursement (3)	1.25	%(5)	1.28	%(2)
Ratio of net investment income to average net assets (3)	2.32%		2.20%
Portfolio turnover rate	13%		4%

*	Commencement of operations.
(1)	Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested. Total return is inclusive of the effect of any fee waivers, reimbursements and recoupments. Total return for a period of less than one year is not annualized.
(2)	Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See (1)(g) in the Notes to Financial Statements).
(3)	Annualized.
(4)	The amount shown for a share outstanding throughout the period is not reflective of the aggregate net realized and unrealized gain (loss) for that period due to the timing of sales and redemptions of the Portfolio shares in relation to the fluctuating market value of the investments in the Portfolio.
(5)	During the period indicated above, the Investment Manager recouped a portion of amounts previously waived and/or reimbursed The effect of such recoupment relative to average net assets was 0.08%.

See accompanying Notes to Financial Statements	11

Notes to Financial Statements

NFJ Dividend Value Portfolio

June 30, 2013 (unaudited)

1. Organization and Significant Accounting Policies

Premier Multi-Series VIT (the “Trust”) was organized as a Massachusetts business trust on May 30, 2012. The Trust currently consists of the NFJ Dividend Value Portfolio (the “Portfolio”), the initial fund in the Trust. Prior to commencing operations on August 30, 2012, the Portfolio had no operations other than matters relating to its organization and registration as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and the sale and issuance to Allianz Asset Management of America L.P. (“AAM”) of 10,000 shares of beneficial interest at an aggregate purchase price of $100,000. On March 1, 2013 AAM transferred all shares of beneficial interest held in the Portfolio to Allianz Fund Investments, Inc., an indirect, wholly-owned subsidiary of Allianz SE, a publicly-traded European insurance and financial services company. Allianz Global Investors Fund Management LLC (the “Investment Manager”) and NFJ Investment Group LLC (“NFJ” or the “Sub-Adviser”), an affiliate of the Investment Manager, serve as the Portfolio’s investment manager and sub-adviser, respectively, and are indirect, wholly-owned subsidiaries of AAM. The Portfolio currently offers one share class. Shares of the Trust are currently only offered for purchase by insurance-dedicated fund-of-fund vehicles sponsored by Allianz Life Insurance Company of North America (“Allianz Life”), an affiliate of the Investment Manager. AAM and Allianz Life are indirect, wholly-owned subsidiaries of Allianz SE. The Trust may issue an unlimited number of shares of beneficial interest with $0.00001 par value.

The Portfolio’s objective is to seek long-term growth of capital and income. There can be no assurance that the Portfolio will meet its stated objective.

The preparation of the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Portfolio’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

In June 2013, the Financial Accounting Standards Board issued guidance that creates a two tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The Portfolio’s management is evaluating the impact of this guidance on the Portfolio’s financial statement disclosures.

The following is a summary of significant accounting policies consistently followed by the Portfolio:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Portfolio’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Investment Manager and Sub-Adviser. The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Notes to Financial Statements

NFJ Dividend Value Portfolio

June 30, 2013 (unaudited) (continued)

1. Organization and Significant Accounting Policies (continued)

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material to the Portfolio’s financial statements. The Portfolio’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Portfolio has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolio generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles (“GAAP”).

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Portfolio to measure fair value during the six months ended June 30, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Level 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on an identified cost basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Payments received from securities may be comprised of dividends, realized gains and return of capital. Payments received from real estate investment trust securities may be comprised of dividends, realized gains and return of capital. The payment may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer. Payments considered return of capital reduce the cost basis of the respective security. Distributions, if any, in excess of the cost basis of a security are recognized as capital gains. Interest income is recorded on an accrual basis.

(d) Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Notes to Financial Statements

NFJ Dividend Value Portfolio

June 30, 2013 (unaudited) (continued)

1. Organization and Significant Accounting Policies (continued)

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Portfolio’s management has determined that its evaluation of the positions taken in the tax returns has resulted in no material impact to the Portfolio’s financial statements at June 30, 2013. The Portfolio’s federal tax returns since inception remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions to Shareholders

The Portfolio declares dividends from net investment income and distributions from net realized capital gains, if any, at least annually. The Portfolio records dividends and distributions on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

(f) Repurchase Agreements

The Portfolio is a party to Master Repurchase Agreements (“Master Repo Agreements”) with select counterparties. The Master Repo Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral. The Portfolio enters into transactions, under the terms of the Master Repo Agreements, with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell such securities at an agreed upon price and date (“repurchase agreements”). The Portfolio, through its custodian, takes possession of securities collateralizing the repurchase agreement. Such agreements are carried at the contract amount in the financial statements, which is considered to represent fair-value. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, is held by the custodian bank for the benefit of the Portfolio until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults under the Master Repo Agreements, and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited. At June 30, 2013, the Portfolio did not have any outstanding investments in repurchase agreements.

(g) Custody Credits on Cash Balances

The Portfolio may benefit from an expense offset arrangement with its custodian bank, whereby uninvested cash balances may earn credits that reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income-producing securities, they would have generated income for the Portfolio. Cash overdraft charges, if any, are included in custodian and accounting agent fees.

(h) Offering Costs

Offering costs are amortized over a twelve month period from the inception of the Portfolio.

2. Principal Risks

In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk).

The market values of securities may decline due to general market conditions (market risk) which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity-related investments generally have greater market price volatility than fixed income securities.

The Portfolio is exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss to the Portfolio could exceed the value of the financial assets recorded in the Portfolio’s financial statements. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash

Notes to Financial Statements

NFJ Dividend Value Portfolio

June 30, 2013 (unaudited) (continued)

due from counterparties and investments. The Sub-Adviser seeks to minimize the Portfolio’s counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

3. Investment Manager/Sub-Adviser/Distributor

The Trust, on behalf of the Portfolio, has an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Portfolio’s Board, the Investment Manager is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at the annual rate of 0.70% of Portfolio’s average daily net assets.

Payable to Investment Manager on the Portfolio’s Statement of Assets and Liabilities represents offering and organizational costs paid by the Investment Manager of $62,294 and $37,706, respectively, and recoupment for fees and/or expenses waived or reimbursed by the Investment Manager of $18,862 pursuant to the Portfolio’s contractual expense limitation. Please see Note (4) below for information relating to the Portfolio’s expense limitation.

The Investment Manager has retained the Sub-Adviser to manage the Portfolio’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Portfolio’s investment decisions. The Investment Manager, not the Portfolio, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

Allianz Global Investors Distributors LLC (the “Distributor”), an affiliate of AAM, the Investment Manager and the Sub-Adviser, serves as the distributor of the Trust’s shares. The Trust has adopted a Distribution and Servicing Plan (the “Plan”). The Plan permits the Trust, or the Distributor acting as agent of the Trust, to make payments to participating insurance companies, plan sponsors and other financial institutions as compensation for services rendered or expenses borne in connection with certain enumerated services, which include the provision of personal services to segregated asset account shareholders and maintenance of shareholder accounts (“servicing fees”). The Plan permits the share class currently offered by the Portfolio to pay servicing fees at an annual rate of up to 0.25% of the Portfolio’s average daily net assets. Payments are accrued daily and paid monthly.

4. Expense Limitation

The Trust and the Investment Manager have entered into an Expense Limitation Agreement whereby the Investment Manager has agreed to waive its fee and/or reimburse the Portfolio to the extent that total annual Portfolio operating expenses, excluding interest, tax and extraordinary expenses, and certain credits and other expenses, exceed 1.25% of the Portfolio’s average daily net assets through April 30, 2014. Under the Expense Limitation Agreement, the Investment Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including recoupment, do not exceed the annual expense limit. For the fiscal period ended December 31, 2012, the Investment Manager waived fees of $49,723. For the six-months ended June 30, 2013, the Investment Manager recouped previously waived fees of $36,403.

5. Investments in Securities

For the period ended June 30, 2013, purchases and sales of investments, other than short-term securities, were $11,737,966 and $14,395,149, respectively.

6. Income Tax Information

At June 30, 2013, the cost basis of portfolio securities of $85,269,439 was substantially the same for both federal income tax and book purposes. Gross unrealized appreciation was $9,946,950; gross unrealized depreciation was $2,809,302; and net unrealized appreciation was $7,137,648.

7. Affiliated Transactions

At June 30, 2013, four affiliated insurance-dedicated fund-of-fund vehicles sponsored by Allianz Life owned 100% of the Portfolio. Additional subscription and redemption activity by these insurance-dedicated fund-of-funds with respect to Portfolio shares could have a material impact on the Portfolio.

Notes to Financial Statements

NFJ Dividend Value Portfolio

June 30, 2013 (unaudited) (continued)

8. Subsequent Events

In preparing these financial statements, the Portfolio’s management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no subsequent events identified that require recognition or disclosure.

Trustees

Hans W. Kertess

Chairman of the Board of Trustees

Deborah A. DeCotis

Bradford K. Gallagher

James A. Jacobson

John C. Maney

William B. Ogden, IV

Alan Rappaport

Fund Officers

Brian S. Shlissel

President

Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo

Vice President, Secretary & Chief Legal Officer

Scott Whisten

Assistant Treasurer

Richard J. Cochran

Assistant Treasurer

Orhan Dzemaili

Assistant Treasurer

Thomas L. Harter

Chief Compliance Officer

Lagan Srivastava

Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

Sub-Adviser

NFJ Investment Group LLC

2100 Ross Avenue, Suite 700

Dallas, TX 75201

Distributor

Allianz Global Investors Distributors LLC

1633 Broadway

New York, NY 10019

Custodian & Accounting Agent

State Street Bank & Trust Co.

225 Franklin Street

Boston, MA 02110

Shareholder Servicing and Transfer Agent

Boston Financial Data Services – Midwest

330 West 9th Street

Kansas City, MO 64105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of Premier Multi-Series VIT for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Portfolio or any securities mentioned in this report.

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion herein.

Contact your financial adviser, or if you receive account statements directly from Allianz Global Investors, you can also call (800) 498-5413. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, us.allianzgi.com

AGI-2013-07-09-7228

ITEM 1.	REPORT TO SHAREHOLDERS

ITEM 2.	CODE OF ETHICS

(a)	Not required in this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANT

Disclosure not required for open-end management investment companies.

ITEM 6.	SCHEDULE OF INVESTMENTS

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Disclosure not required for open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Disclosure not required for open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

Disclosure not required for open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund’s last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a) (1)	Not required in this filing.

(a) (2)	Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a) (3)	Not applicable

(b)	Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant : Premier Multi-Series VIT

By	/s/ Brian S. Shlissel
Brian S. Shlissel, President

Date: August 21, 2013

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: August 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
Brian S. Shlissel, President

Date: August 21, 2013

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: August 21, 2013